Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Decimal	Dec. 31, 2020 EUR (€) Decimal	Dec. 31, 2019 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	€ 101,956	€ 103,370
Assets, at fair value through other comprehensive income	30,635	35,895
Liabilities, at fair value through profit or loss	71,041	82,781
Debt Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	11,976	9,514
Assets, at fair value through other comprehensive income	27,340	32,977
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	5,165	2,870
Assets, at fair value through other comprehensive income	1,063	1,231
Assets	6,228	4,101	€ 4,768
Liabilities, at fair value through profit or loss	330	398
Financial liabilities at fair value	330	398	€ 490
Level 3 [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	1,598	1,090
Liabilities, at fair value through profit or loss		2
Level 3 [member] | Reverse (Repos) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	650	176
Level 3 [member] | Structured notes [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Liabilities, at fair value through profit or loss	135	180
Level 3 [member] | Derivatives at rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	5	2
Liabilities, at fair value through profit or loss	35	38
Level 3 [member] | Derivatives at foreign exchange [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	27
Liabilities, at fair value through profit or loss	30
Level 3 [member] | Derivative at credit [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	75	168
Liabilities, at fair value through profit or loss	94	154
Level 3 [member] | Derivatives at equity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	30	24
Liabilities, at fair value through profit or loss	27	20
Level 3 [member] | Other derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	3	3
Liabilities, at fair value through profit or loss	9	3
Level 3 [member] | Loan and advances at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through other comprehensive income	838	1,056
Level 3 [member] | Equity, at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through other comprehensive income	225	176
Level 3 [member] | Debt Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	2,643	1,269
Level 3 [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Assets, at fair value through profit or loss	€ 134	137
Liabilities, at fair value through profit or loss		€ 1
Level 3 [member] | Minimum [member] | Price (%) [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	0.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	84.00%	74.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	0.00%	99.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Derivatives at equity [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	0.00%	3.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	99.00%	99.00%
Level 3 [member] | Minimum [member] | Price (%) [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	1.00%
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	0	0
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	1	2
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	2	2
Level 3 [member] | Minimum [member] | Interest Rate [Member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	0.00%	3.00%
Level 3 [member] | Minimum [member] | Interest Rate [Member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	13.00%	14.00%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	11.00%	5.00%
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation	0	(0.7)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation	(0.7)	(0.6)
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	3.00%	0.00%
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	43	12
Level 3 [member] | Minimum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Minimum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	9.00%	9.00%
Level 3 [member] | Minimum [member] | FX volatility (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	1.00%
Level 3 [member] | Minimum [member] | FX volatility (bps ) [member] | Derivatives at foreign exchange [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread		6
Level 3 [member] | Minimum [member] | Implied volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	22.00%
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation		0.6
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation	0.5	0.5
Level 3 [member] | Minimum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	20.00%	18.00%
Level 3 [member] | Minimum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation		(0.5)
Level 3 [member] | Minimum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, other	63	63
Level 3 [member] | Minimum [member] | Debt Securities [member] | Price (%) [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Equity securities [member] | Price, Non-Percent [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, price | Decimal	0	0
Level 3 [member] | Maximum [member] | Price (%) [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	100.00%	101.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	125.00%	109.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	100.00%	107.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Derivatives at equity [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	0.00%	3.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	100.00%	99.00%
Level 3 [member] | Maximum [member] | Price (%) [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	1.00%
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	250	250
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	359	1,403
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	2	2
Level 3 [member] | Maximum [member] | Interest Rate [Member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	1.00%	4.00%
Level 3 [member] | Maximum [member] | Interest Rate [Member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	30.00%	25.00%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	119.00%	64.00%
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation	0	0.3
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation	0.1	0.1
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	4.00%	5.00%
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	18.00%	34.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread	82	70
Level 3 [member] | Maximum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Maximum [member] | Prepayment rate (%) [member] | Loan and advances at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	9.00%	9.00%
Level 3 [member] | Maximum [member] | FX volatility (%) [member] | Derivatives at foreign exchange [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	16.00%
Level 3 [member] | Maximum [member] | FX volatility (bps ) [member] | Derivatives at foreign exchange [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, basis point spread		10
Level 3 [member] | Maximum [member] | Implied volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	1.00%
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation		0.9
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation	0.8	0.9
Level 3 [member] | Maximum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	89.00%	55.00%
Level 3 [member] | Maximum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs,correlation		(0.3)
Level 3 [member] | Maximum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, other	80	80
Level 3 [member] | Maximum [member] | Debt Securities [member] | Price (%) [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, percentage	121.00%	107.00%
Level 3 [member] | Maximum [member] | Equity securities [member] | Price, Non-Percent [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Significant unobservable inputs, price | Decimal	5,475	5,475